Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Valuation allowance for deferred tax assets	$ 331,589,000	$ 292,388,000
Foreign net operating loss carryforwards	538,300,000
U.S federal net operating loss carryforwards	459,700,000
State net operating loss carryforward	21,296,000	24,679,000
Taxes on earnings	13,000,000
Undistributed earnings of subsidiaries	136,800,000
Unrecognized deferred income tax liabilities	300,000
Liabilities recorded for payment of tax-related interest and penalties	15,100,000	15,400,000	15,300,000
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, valuation allowance	127,000,000
Foreign Country [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, expiration year	2015
Foreign Country [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, expiration year	2017
Domestic Country [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, valuation allowance	160,900,000
Domestic Country [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, expiration year	2023
Domestic Country [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, expiration year	2034
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Valuation allowance for deferred tax assets	28,100,000
Net operating loss carryforwards, valuation allowance	21,300,000
State net operating loss carryforward	409,500,000
State and Local Jurisdiction [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, expiration year	2015
State and Local Jurisdiction [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, expiration year	2028
Additional Paid-in Capital [Member]
Operating Loss Carryforwards [Line Items]
U.S federal net operating loss carryforwards	16,200,000
Expire in the years 2015 to 2017 [Member]
Operating Loss Carryforwards [Line Items]
Foreign net operating loss carryforwards	$ 9,000,000